Equity - Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	$ 5,211	$ 10,677	$ (4,388)
Re-measuring losses on defined benefit plans	159	(1,382)	(328)
Changes in fair value of financial assets at fair value through other comprehensive income	(1,431)	1,336	(335)
Other comprehensive income/(loss) for the year, net of tax	3,939	10,631	(5,051)
Reserves including portion related to non-controlling interests [Member] | Re-measurement of defined benefit plans [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Re-measuring losses on defined benefit plans	159	(1,382)	(328)
Other comprehensive income/(loss) for the year, net of tax	159	(1,382)	(328)
Reserves including portion related to non-controlling interests [Member] | Financial assets at FVOCI reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Reclassification of application of IFRS 9			1,717
Changes in fair value of financial assets at fair value through other comprehensive income	(1,431)	1,336	(335)
Other comprehensive income/(loss) for the year, net of tax	(1,431)	1,336	1,382
Reserves including portion related to non-controlling interests [Member] | Foreign currency translation reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	5,211	10,677	(4,388)
Other comprehensive income/(loss) for the year, net of tax	$ 5,211	$ 10,677	(4,388)
Reserves including portion related to non-controlling interests [Member] | Available-for-sale reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Reclassification of application of IFRS 9			(1,717)
Other comprehensive income/(loss) for the year, net of tax			$ (1,717)